THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
JULY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.8%
	Shares	Value
FRANCE — 3.1%
Airbus ADR	35,820	$1,799,597
ITALY — 2.8%
Eni ADR	48,450	1,649,238
JAPAN — 7.1%
Nintendo ADR	100,195	2,104,095
Shimano ADR	188,000	2,054,840
		4,158,935
NETHERLANDS — 2.9%
NXP Semiconductors	8,000	1,710,160
UNITED KINGDOM — 2.7%
Diageo ADR	16,248	1,591,491
UNITED STATES — 75.2%
Airbnb *	15,839	2,097,242
Alphabet	14,400	2,763,360
American Express	3,166	947,616
Bristol-Myers Squibb	44,536	1,928,854
Centene *	35,175	917,012
Chevron	14,000	2,122,960
CME Group	4,156	1,156,532
Comcast	51,500	1,711,345
Constellation Brands	10,700	1,787,328
Delta Air Lines	43,240	2,300,800
Elevance Health	9,500	2,689,260
Energy Transfer	110,420	1,991,977
Estee Lauder	25,601	2,389,597
Flutter Entertainment *	10,392	3,141,086
Labcorp Holdings	8,100	2,106,648
Medtronic	26,226	2,366,634
PPG Industries	17,821	1,880,116
Schlumberger	41,000	1,385,800
Target	18,210	1,830,105
Texas Instruments	9,800	1,774,388
Uber Technologies *	29,844	2,618,811
Union Pacific	9,500	2,108,715
		44,016,186
TOTAL COMMON STOCK
(Cost $50,023,077)		54,925,607

TOTAL INVESTMENTS — 93.8%
(Cost $50,023,077)		$54,925,607

Percentages are based on Net Assets of $58,577,679.
*	Non-income producing security.

ADR — American Depositary Receipt

CMB-QH-010-3600

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